Deposits - Restricted	12 Months Ended
Dec. 31, 2011
Deposits - Restricted [Abstract]
Restricted Cash And Cash Equivalents Disclosure [Text Block]

7.	Deposits – Restricted
The following table presents the Company’s restricted deposits as of December 31, 2011 and 2010 (amounts in thousands):

	December 31, 2011	December 31, 2010
Tax–deferred (1031) exchange proceeds	$53,668	$103,887
Earnest money on pending acquisitions	7,882	9,264
Restricted deposits on debt	2,370	18,966
Restricted deposits on real estate investments	43,970	—
Resident security and utility deposits	40,403	40,745
Other	3,944	8,125
Totals	$152,237	$180,987